Convertible Notes - Schedule of Convertible Notes (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Convertible Notes [Abstract]
Principal balance	$ 2,500,000
Less: conversions into ordinary shares
Less: repayments in cash
Remaining balance	2,500,000
Less: debentures discount and debts issuance cost	548,750
Interest expenses	74,190
Total	2,025,440
Less: non-current
Total current	$ 2,025,440